TAXES ON INCOME (Schedule of Income Tax Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax expenses:
Current	$ 1,771	$ 1,801	$ 1,648
Deferred	(169)	(174)	(39)
Income tax expense	1,602	1,627	1,609
Income tax expenses by jurisdiction:
Domestic
Foreign	1,602	1,627	1,609
Income tax expense	$ 1,602	$ 1,627	$ 1,609